Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 2 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

During the quarter ended September 30, 2021, 5,000,000 Class B ordinary shares were cancelled due to the transfer of 5,000,000 Class A ordinary shares. Management determined it is necessary to restate its previously reported financial statements to correct and disclose with related restatement adjustments and disclosures.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 6-K filed with the SEC on December 8, 2021. Therefore, the Company, in consultation with its Audit Committee, concluded that the Unaudited Interim Condensed Consolidated Financial Statements for the Three and Nine Months ended September 30, 2021 should be restated to present the cancellation of ordinary B shares. As such, the Company is reporting these restatements in this report.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As previously reported	Adjustment	As Restated
Balance Sheet as of September 30, 2021 (unaudited)
Class B Ordinary Shares	7,100	(5,000)	2,100
Additional paid-in capital	8,368,266	5,000	8,373,266

	As previously reported	Adjustment	As Restated
Statement of changes in shareholders’ equity for the nine months ended September 30, 2021 (unaudited)
Number of class B ordinary shares	7,100,000	(5,000,000)	2,100,000
Class B ordinary shares	$7,100	$(5,000)	$2,100
Additional paid-in capital	$8,368,266	$5,000	$8,373,266